Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues by Activity Categories

The summary of the Company’s total revenues by activity categories for the six months ended June 30, 2026 and 2025 was as follows:

	For the Six Months Ended
	June 30,
	2026	2025
Equipment structural parts	$2,473,192	1,840,487
Cubic parking garage	-	6,240,539
Maintenance services	-	60,748
Others	-	3,483
Total revenue	$2,473,192	$8,145,257
Timing of Revenue Recognition:
Performance obligations satisfied over time	$-	$60,748
Performance obligations satisfied at a point in time	2,473,192	8,084,509
Total Revenue	$2,473,192	$8,145,257

Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Six Months Ended
	June 30,
	2026	2025
Year-end spot rate	US$1=RMB 6.7851	US$1=RMB 7.1636
Average rate	US$1=RMB 6.8624	US$1=RMB 7.2526